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SEC MAIL PROCESSING
RECEIVED
OCT 28 2005
WASH, D.C. 199 SECTION

FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

05070103

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
Elekta AB 2004 Share Unit Plan

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☒ New Filing ☐ Amendment

PROCESSED
NOV 03 2005
THOMSON FINANCIAL

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
Elekta AB

Address of Executive Offices (Number and Street, City, State, Zip Code) Box 7593, 10393 Stockholm, Sweden	Telephone Number (including Area Code) +46 8 587 254 00
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices) idem	Telephone Number (including Area Code) +46 8 587 254 00

Brief Description of Business

Type of Business Organization

☒ corporation ☐ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 1 1 Year 9 4 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State; CN for Canada; FN for other foreign jurisdiction) F N

GENERAL INSTRUCTIONS

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix in the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption state exemption unless such exemption is predicated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Leksell, Laurent

Business or Residence Address (Number and Street, City, State, Zip Code)
Box 7593, Kungstensgatan 18, 103 93 Stockholm, Sweden

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Seddigh, Akbar

Business or Residence Address (Number and Street, City, State, Zip Code)
Box 7593, Kungstensgatan 18, 103 93 Stockholm, Sweden

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Barella, Johannes

Business or Residence Address (Number and Street, City, State, Zip Code)
Box 7593, Kungstensgatan 18, 103 93 Stockholm, Sweden

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Karlsson, Tommy

Business or Residence Address (Number and Street, City, State, Zip Code)
Box 7593, Kungstensgatan 18, 103 93 Stockholm, Sweden

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Palmstierna, Carl

Business or Residence Address (Number and Street, City, State, Zip Code)
Box 7593, Kungstensgatan 18, 103 93 Stockholm, Sweden

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Schmidt, Magnus

Business or Residence Address (Number and Street, City, State, Zip Code)
Box 7593, Kungstensgatan 18, 103 93 Stockholm, Sweden

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Stieber, Volker

Business or Residence Address (Number and Street, City, State, Zip Code)
Box 7593, Kungstensgatan 18, 103 93 Stockholm, Sweden

(Use blank sheet or copy and use additional copies of this sheet, as necessary)

A. BASIC IDENTIFICATION DATA

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
van Oortmarsen, Gerry

Business or Residence Address (Number and Street, City, State, Zip Code)
Box 7593, Kungstensgatan 18, 103 93 Stockholm, Sweden

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Jachinowski, Joseph

Business or Residence Address (Number and Street, City, State, Zip Code)
Box 7593, Kungstensgatan 18, 103 93 Stockholm, Sweden

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Bergström, Håkan

Business or Residence Address (Number and Street, City, State, Zip Code)
Box 7593, Kungstensgatan 18, 103 93 Stockholm, Sweden

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Glans, Sverker

Business or Residence Address (Number and Street, City, State, Zip Code)
Box 7593, Kungstensgatan 18, 103 93 Stockholm, Sweden

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Puusepp, Tomas

Business or Residence Address (Number and Street, City, State, Zip Code)
Box 7593, Kungstensgatan 18, 103 93 Stockholm, Sweden

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Sedihn, Johan

Business or Residence Address (Number and Street, City, State, Zip Code)
Box 7593, Kungstensgatan 18, 103 93 Stockholm, Sweden

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Ejemyr, Peter

Business or Residence Address (Number and Street, City, State, Zip Code)
Box 7593, Kungstensgatan 18, 103 93 Stockholm, Sweden

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Isberg, Karin

Business or Residence Address (Number and Street, City, State, Zip Code)
Box 7593, Kungstensgatan 18, 103 93 Stockholm, Sweden

(Use blank sheet or copy and use additional copies of this sheet, as necessary)

A. BASIC IDENTIFICATION DATA

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner	
Full Name (Last name first, if individual) Thunman, Åsa	
Business or Residence Address (Number and Street, City, State, Zip Code) Box 7593, Kungstensgatan 18, 103 93 Stockholm, Sweden	

(Use blank sheet or copy and use additional copies of this sheet, as necessary)

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold or does the issuer intend to sell, to non-accredited investors in this offering? Yes ☒ No ☐

Answer also in Appendix, Column 2, if filing under ULOE.

What is the minimum investment that will be accepted from any individual? $ N/A

2. Does the offering permit joint ownership of a single unit? Yes ☐ No ☒

3. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
n/a

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [MA] [MD] [ME] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

(Use blank sheet or copy and use additional copies of this sheet, as necessary)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the column below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ 0	$
Equity	$ 13,940,318	$
☒ Common ☐ Preferred		
Convertible Securities (including warrants)	$ 677,262	$
Partnership Interests	$	$
Other	$	$
Total	$ 14,617,580	$

Answer also in Appendix, Column 3, if filing under ULOE

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	22	$ 9,451,022
Non-accredited Investors	28	$ 5,166,559
Total (for filings under Rule 504 only)	N/A	$ N/A

Answer also in Appendix, Column 3, if filing under ULOE

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fee	☐	$
Printing and Engraving Costs	☐	$
Legal Fees	☒	$ 12,000
Accounting Fees	☐	$
Engineering Fees	☐	$
Sales Commissions (Specify finder's fees separately	☐	$
Other Expenses (identify) investment banking fees	☐	$
Total	☒	$ 12,000

b. Enter the difference between the aggregate offering price given in response to Part C-Question 1 and total expenses furnished in response to Part C-Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 14,605,580-

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C-Question 4.b. above.

		Payments to Officers, Directors, & Affiliates		Payments to Others
Salaries and fees	☐	$	☐	$
Purchase of real estate	☐	$	☐	$
Purchase, rental or leasing and installation of machinery and equipment	☐	$	☐	$
Construction or leasing of plant buildings and facilities	☐	$	☐	$
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger	☐	$	☐	$
Repayment of indebtedness	☐	$	☐	$
Working capital	☒	$ 14,605,580	☐	$
Other (specify)	☐	$	☐	$
	☐	$	☐	$
Column Totals	☐		☐	$
Total Payments Listed (column totals added)			☒	$ 14,605,580

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
ELEKTA AB	[signature]	October 21, 2005
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Tomas Puusepp	President and CEO	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

APPENDIX

Addendum to Form D

Explanations and foot notes to Elekta AB filing of SECURITIES AND EXCHANGE COMMISSION, FORM D: NOTICE OF SALE OF SECURITIES, PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

The Elekta AB 2004 Share Unit Plan

The Limited Offering Exemption refers to a Share Unit Plan offered to selected employees of the Elekta group by the parent company, Elekta AB, a publicly traded company listed on the Stockholm Stock Exchange in Sweden.

A share unit means that an eligible employee will be granted a stock option that gives the possibility to acquire Elekta shares of class B provided that the employee invests in a certain number of Elekta shares on the public market and retains such shares until the stock option is exercised or expires ("mandatory shares"). The ratio between the employee's share investment and the number of shares which can maximum be acquired at exercise of the stock option shall be determined by the Board for each employee within the range of 1:20 to 1:100 where the ratio shall increase in proportion to the fewer shares that can be acquired upon exercise of the granted stock option. If the employee does not make the required share investment before 31 December 2005 the stock option will terminate. The company will not be involved in any way in the employees' acquisition of mandatory shares. The employees are required to use their own stock broker for the acquisition.

In the 2005grant, the stock options shall in case of target performance and fulfillment of other vesting conditions in total entitle to 1,900,000 class B shares of the Company. However, should the financial performance targets be succeeded for fiscal year 2005/06 (over-performance), the stock options may additionally entitle to maximum totally 285,000 shares. Hence, in case of over-performance the grant may in total entitle to maximum 2,185,000 shares.

The commitment to deliver shares upon exercise of stock options granted 2005 is secured by the issuance of a subordinated debenture with detachable warrants for subscription of new class B shares of the Company in accordance with the Swedish Companies Act. The stock option is therefore structured in the way that a stock option formally gives right to acquire warrants. However, upon exercise of the stock option the employee must also immediately exercise the warrants acquired by subscription of new shares (one warrant gives right to subscribe for one share class B). The employee has no possibility to retain the warrants without an immediate exercise or dispose of the warrants in any other way than an immediate exercise. In principle, exercise of the stock option thus means acquisition of shares. The exercise price is because of the structure divided into (1) the price to acquire warrants upon exercise of the stock option which is SEK 6 per warrant and (2) the subscription price to subscribe for a share upon exercise of the warrant which is SEK 123.50 per share. However, since exercise of the stock option and exercise of the warrants acquired happens simultaneously, the total exercise price of SEK 129.50 must be paid by the employee as a lump sum.

Share Unit Plan offering to US employees of the Elekta group

The 2005 offering of the Elekta AB 2004 Share Unit Plan has been made to fifty employees of Elekta Inc., of Norcross, GA and IMPAC Inc, of Mountain View, CA. At target performance the aggregate offering to these individuals will be for 870,000 Elekta AB shares. Depending on the financial performance of the Elekta group in 2005/06 the actual number of shares that the ten employees may purchase under the 2004 Share Unit Plan may vary from 435,000 to 1,000,500.

APPENDIX

Footnotes

Point B1. At target financial performance, the lowest number of shares that any offered stock option will cover is 7,500 shares. The figure stated represents the total exercise price of an offered stock option which covers 7,500 shares at target financial performance, which is equivalent of 7,500 shares times the exercise price of 129.50 SEK or around $16.80 (SEK/USD exchange rate of 7.7075 at the date of the offering), thus a total exercise price of $126,014.
However, the employee may accept the stock option partially and in principle the employee can accept the stock option so that it only will cover one warrant (share). Thus, the minimum investment that would be accepted from any employee would be the total exercise price of one share, i.e. 129.50 SEK or around $16.80. On the other hand, provided the stock option is fully accepted and at financial over-performance a stock option which covers 7,500 shares at target performance will maximum instead cover 8,625 shares, thus a total exercise price of $144,916.

Point C1. Equity corresponds to the offer to subscribe for 870,000 shares at a price of 123.50 SEK or around $16.02 each.
Convertible securities correspond to the aggregate offer to acquire 870,000 warrants at a price of 6 SEK or around $0.78 each.

In case of maximum over-performance (additionally 130,500 shares), the figures would instead be $16,031,137 (Equity) and $778,852 (Convertible securities) respectively.

Point C4. Legal fees are an estimate for the assistance in legal and tax evaluation of the offering in the US as well as a proportion of the estimated cost for design and implementation of the 2005 grant of the Elekta AB 2004 Share Unit Plan related to the US participants.